UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                    10/10/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              102

Form 13F Information Table Value Total:          $76,230

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT&T Corp 11/15/11 7.30%         CONVERT  001957BC2     1148          1190 PRN      SOLE                                        1190
Abiomed                          COMMON   003654100       41         12400 SH       SOLE                                       12400
Abraxas Petroleum Corp           COMMON   003830106        8         11000 SH       SOLE                                       11000
American Express Co.             COMMON   025816109     1311         42056 SH       SOLE                                       42056
Amer Int'l Group                 COMMON   026874107     1463         26739 SH       SOLE                                       26739
Amgen Inc                        COMMON   031162100      688         16507 SH       SOLE                                       16507
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      239           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      326           290 PRN      SOLE                                         290
Bed Bath & Beyond                COMMON   075896100      997         30625 SH       SOLE                                       30625
Bristol-Myers Squibb             COMMON   110122108      672         28229 SH       SOLE                                       28229
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      544           500 PRN      SOLE                                         500
Casual Male Retail               COMMON   148711104      226         56000 SH       SOLE                                       56000
ChevronTexaco                    COMMON   166764100      547          7892 SH       SOLE                                        7892
Cisco Systems                    COMMON   17275R102      669         63806 SH       SOLE                                       63806
CitiGroup Inc.                   COMMON   172967101     1709         57638 SH       SOLE                                       57638
Clear Channel Comm               COMMON   184502102      386         11108 SH       SOLE                                       11108
Comcast Cable 1/30/11            CONVERT  20029PAL3      330           355 PRN      SOLE                                         355
Conn St Spl Obg Rev 4/1/12       CONVERT  207757RG2      538           500 PRN      SOLE                                         500
Corning Inc.                     COMMON   219350105       51         32000 SH       SOLE                                       32000
Dow Chemical Co.                 COMMON   260543103      718         26279 SH       SOLE                                       26279
Eaton Vance Mass                 COMMON   27826L603      178         16217 SH       SOLE                                       16217
Exxon Mobil Corp.                COMMON   30231G102     1611         50488 SH       SOLE                                       50488
Fairfield OH Sch 12/1/20         CONVERT  304657JN0      565           500 PRN      SOLE                                         500
FHLB 9/15/03 5.125%              CONVERT  3133M5QB9     1639          1585 PRN      SOLE                                        1585
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1414          1255 PRN      SOLE                                        1255
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     2651          2370 PRN      SOLE                                        2370
Federal Home Ln Mtge             COMMON   313400301      475          8495 SH       SOLE                                        8495
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2     1109          1005 PRN      SOLE                                        1005
Fannie Mae                       COMMON   313586109     1657         27833 SH       SOLE                                       27833
Fidelity Nat Information         COMMON   31620P109      565         36959 SH       SOLE                                       36959
Fidelity Nat Financial           COMMON   316326107     2715         94474 SH       SOLE                                       94474
FL St BD Fin 7/01/05             CONVERT  342812ZE7      555           500 PRN      SOLE                                         500
Ford Credit SR 12/08/05          CONVERT  345397NJ8      353           365 PRN      SOLE                                         365
Ford Credit Glbal 1/12/09        CONVERT  345397SG9      370           410 PRN      SOLE                                         410
Ford Credit 7/16/04              CONVERT  345397SJ3      693           690 PRN      SOLE                                         690
GTE Corp 4/15/06                 CONVERT  362320AX1      586           555 PRN      SOLE                                         555
General Electric                 COMMON   369604103     2414         97947 SH       SOLE                                       97947
GE Capital 6.625% Pref           COMMON   369622527      536         20100 SH       SOLE                                       20100
General Mills 6/15/06            CONVERT  37033LCA2     1006           850 PRN      SOLE                                         850
GM Corp Nts 1/15/11              CONVERT  370442BB0      839           840 PRN      SOLE                                         840
Hewlett Packard Co               COMMON   428236103      117         10016 SH       SOLE                                       10016
Hillsborough Fl 6/1/20           CONVERT  432327DU5      544           500 PRN      SOLE                                         500
Honeywell Intl 3/1/10            CONVERT  438516AK2      242           205 PRN      SOLE                                         205
ICT Group                        COMMON   44929Y101     1495         73840 SH       SOLE                                       73840
IGEN Int'l Inc.                  COMMON   449536101     2122         72218 SH       SOLE                                       72218
Insured Muni Inc Fd Paine Webber COMMON   45809F104      377         25997 SH       SOLE                                       25997
Integramed Amer NEW              COMMON   45810N302      192         34636 SH       SOLE                                       34636
Intel Corp.                      COMMON   458140100      791         56979 SH       SOLE                                       56979
Intermediate Muni FD             COMMON   45880P104      101         10000 SH       SOLE                                       10000
Int'l Bus. Machine               COMMON   459200101     1586         27197 SH       SOLE                                       27197
IBM Med Term Nts 4/12/04         CONVERT  45920QCG7      389           370 PRN      SOLE                                         370
Intertan Inc                     COMMON   461120107      234         33472 SH       SOLE                                       33472
Johnson & Johnson Co             COMMON   478160104     1785         33002 SH       SOLE                                       33002
Kinder Morgan 11/01/10           CONVERT  494550AG1      974           865 PRN      SOLE                                         865
Lennar Corp.                     COMMON   526057104      536          9615 SH       SOLE                                        9615
Liberty Media Corp               COMMON   530718105      640         89105 SH       SOLE                                       89105
Lightspan, Inc.                  COMMON   53226T103      124         98225 SH       SOLE                                       98225
Marriott Intl Inc                COMMON   571903202      576         19867 SH       SOLE                                       19867
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      549           500 PRN      SOLE                                         500
Mass Cmnwlth Spl Obl 4.2 6/01/02 CONVERT  576004DW2      534           500 PRN      SOLE                                         500
MA Wtr Poll Tr 2/01/20           CONVERT  57604PGK4      530           500 PRN      SOLE                                         500
Medtronic Inc                    COMMON   585055106      619         14696 SH       SOLE                                       14696
Merck & Co.                      COMMON   589331107      292          6395 SH       SOLE                                        6395
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5     1224          1065 PRN      SOLE                                        1065
Microsoft Corp.                  COMMON   594918104     2011         45973 SH       SOLE                                       45973
JP Morgan Sub 1/15/07            CONVERT  616880BF6      970           880 PRN      SOLE                                         880
Morgan Stanley Insd Muni         COMMON   61745P833      221         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      299         19687 SH       SOLE                                       19687
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
NUVEEN SR 249 TX EX UIT NVUYAU   COMMON   67101A823      298          4000 SH       SOLE                                        4000
NUVEEN SR 251 TX EX UIT NVUYEM   COMMON   67101X104      289          3727 SH       SOLE                                        3727
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      323          3038 SH       SOLE                                        3038
NUVEEN SR 312 TX EX UIT NUVMTY   COMMON   6710A4553      202          1965 SH       SOLE                                        1965
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      322          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      317          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      213          2000 SH       SOLE                                        2000
J.C. Penney 12/15/07             CONVERT  70816FAE3      324           360 PRN      SOLE                                         360
Pepsico Inc.                     COMMON   713448108      438         11861 SH       SOLE                                       11861
Pfizer                           COMMON   717081103     1254         43211 SH       SOLE                                       43211
PR Comwlth Pub 07/01/04          CONVERT  745145N65      534           500 PRN      SOLE                                         500
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101      101         10412 SH       SOLE                                       10412
Raytheon Co.                     COMMON   755111507      986         33650 SH       SOLE                                       33650
Schlumberger Ltd.                COMMON   806857108      812         21102 SH       SOLE                                       21102
Charles Schwab Corp              COMMON   808513105      457         52491 SH       SOLE                                       52491
Sprint Capital Corp 5/1/04       CONVERT  852060AE2      674           780 PRN      SOLE                                         780
The Steak N Shake Company        COMMON   857873103      204         18517 SH       SOLE                                       18517
Sunrise Assisted Living          COMMON   86768K106     1142         53235 SH       SOLE                                       53235
Time Warner 8/15/06              CONVERT  887315AW9      897           895 PRN      SOLE                                         895
Time Warner 9/01/08              CONVERT  88731EAK6      619           645 PRN      SOLE                                         645
US T-Bond 8/15/25 6.875%         CONVERT  912810EV6     2245          1745 PRN      SOLE                                        1745
US T-Bond 8/15/29 6.125%         CONVERT  912810FJ2      371           310 PRN      SOLE                                         310
US T-Note 2/15/04 4.75%          CONVERT  9128275A6      444           425 PRN      SOLE                                         425
UnitedHealth Group Inc           COMMON   91324P102      495          5675 SH       SOLE                                        5675
Van Kampen Merritt               COMMON   92112M103      241         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100      261        229225 SH       SOLE                                      229225
Viacom Inc Cl B                  COMMON   925524308     1914         47195 SH       SOLE                                       47195
Wal-Mart Stores Inc.             COMMON   931142103     1288         26155 SH       SOLE                                       26155
Washington Post Cl B             COMMON   939640108      454           700 SH       SOLE                                         700
Washington Real Est              COMMON   939653101      203          8013 SH       SOLE                                        8013
Westinghouse Elec 9/01/23        CONVERT  960402AS4      739           640 PRN      SOLE                                         640
Weyerhaeuser Co                  COMMON   962166104      398          9090 SH       SOLE                                        9090
Wyeth (formerly AHP)             COMMON   983024100      455         14320 SH       SOLE                                       14320
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